MINING MACHINES (Q2) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
MINING MACHINES.
Summary of mining machines
The details of mining machines are as follows:

In thousands of USD	Mining Machines
Cost:
At January 1, 2022	123,136
Additions	9,422
Disposals	(733)
At June 30, 2022	131,825
Accumulated depreciation:
At January 1, 2022	(76,561)
Charge for the period	(15,045)
Disposals	162
At June 30, 2022	(91,444)
Impairment:
At January 1, 2022	(106)
At June 30, 2022	(106)
Net book value:
At June 30, 2022	40,275
Cost:
At January 1, 2023	122,203
Additions	31,402
Disposals	(6,185)
At June 30, 2023	147,420
Accumulated depreciation:
At January 1, 2023	(94,399)
Charge for the period	(11,208)
Disposals	5,583
At June 30, 2023	(100,024)
Impairment:
At January 1, 2023	(101)
At June 30, 2023	(101)
Net book value:
At June 30, 2023	47,295

The details of mining machines are as follows:

In thousands of USD	Mining Machines
Cost:
At January 1, 2020	81,482
Additions	133,335
Disposals	(87,597)
Exchange adjustments	2,026
At December 31, 2020	129,246
Accumulated depreciation:
At January 1, 2020	(32,357)
Charge for the year	(98,136)
Disposals	67,113
Exchange adjustments	(1,066)
At December 31, 2020	(64,446)
Impairment:
At January 1, 2020	(9)
Disposals	9
At December 31, 2020	—
Net book value:
At December 31, 2020	64,800
Cost:
At January 1, 2021	129,246
Additions	31,645
Disposals	(37,998)
Exchange adjustments	243
At December 31, 2021	123,136
Accumulated depreciation:
At January 1, 2021	(64,446)
Charge for the year	(43,857)
Disposals	32,005
Exchange adjustments	(263)
At December 31, 2021	(76,561)
Impairment:
At January 1, 2021	—
Additions(1)	(106)
At December 31, 2021	(106)
Net book value:
At December 31, 2021	46,469
In thousands of USD	Mining Machines
Cost:
At January 1, 2022	123,136
Additions	12,016
Disposals	(12,949)
At December 31, 2022	122,203
Accumulated depreciation:
At January 1, 2022	(76,561)
Charge for the year	(29,281)
Disposals	11,443
At December 31, 2022	(94,399)
Impairment:
At January 1, 2022	(106)
Disposal	5
At December 31, 2022	(101)
Net book value:
At December 31, 2022	27,703

(1)	Included in the cost of revenue